Acquisition - Additional Information (Detail) (USD $)	3 Months Ended									9 Months Ended			12 Months Ended
	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	Feb. 28, 2013	Feb. 28, 2013	Feb. 29, 2012	May 31, 2012	May 31, 2011		May 31, 2010		May 24, 2012
Business Acquisition [Line Items]
Acquisitions, net of cash acquired - Trauma Acquisition	$ 280,000,000									$ 280,000,000	$ 280,000,000							$ 280,000,000
Net sales		739,500,000	708,900,000	725,100,000	664,600,000	715,200,000	678,000,000	698,300,000	640,700,000	2,269,000,000		2,098,600,000	2,838,100,000	2,732,200,000	[1]	2,698,000,000	[1],[2]
Purchase price adjustment											0
Acquisition-related costs	1,100,000									10,300,000
Trauma [Member]
Business Acquisition [Line Items]
Net sales	$ 59,400,000									$ 150,900,000

[1]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[2]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.